PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 11, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2016
Private Placement
Warrants to purchase shares of convertible preferred stock				342,011
PRIVETERRA ACQUISITION CORP.
Private Placement
Advance notice prior to the applicable deadline affiliates or designees must deposit into the Trust Account	30 days		30 days
Obligation to redeem public shares if company does not complete a business combination (as a percent)	100.00%	100.00%	100.00%
Threshold period from the closing of the proposed public offering to consummate an initial business combination	18 months		18 months
Threshold period from the closing of the proposed public offering to consummate an initial business combination after extension	24 months	24 months	24 months
PRIVETERRA ACQUISITION CORP. | Private Placement | Private Placement Warrants
Private Placement
Warrants to purchase shares of convertible preferred stock	5,213,333		5,213,333
Price of warrants	$ 1.50		$ 11.50
Aggregate purchase price	$ 7,820,000		$ 7,820,000
PRIVETERRA ACQUISITION CORP. | Over-allotment option
Private Placement
Price of warrants	$ 10.00
PRIVETERRA ACQUISITION CORP. | Over-allotment option | Private Placement Warrants
Private Placement
Price of warrants	$ 1.50